4. STOCKHOLDER’S DEFICIT (Details)	12 Months Ended
Dec. 31, 2016 shares
Stockholders Equity Details Narrative
Series C Preferred Stock Conversions	341,110
Series C Preferred Stock Dividends	190,107
Common Stock Issued as Payment for Accrued Dividends	38
Convertible Debt Conversions	53,080
Series C Exchanges	22,996
Series B Tranche B Warrants Exchanges	14,766
Issuance of shares due to rounding	3,590
Issuance of shares in Transit due to Shandong agreement	40,000
Total	665,687